Going Concern (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2022
Going Concern [Abstract]
Revenue	$ 2.9	$ 3.6
Revenue percentage	80.00%	6.50%
Gross Profit	$ 0.4	$ 0.4
Gross profit from continued operation percentage	109.00%
Gross margin		$ 0.8
Impairment losses percentage	13.00%	11.00%
Net loss	$ 15.4	$ 22.1
Working capital deficit	10.1
Cash	0.1
Amount of accounts receivable outstanding	2.2
Accounts receivable from third parties	2.1
Accounts receivable from related party	0.1
Amount of accounts receivable collected back	0.3
Percentage of accounts receivable collected back			7.70%
Amount of bank loans outstanding	$ 1.3